Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses in its Condensed Consolidated Statements of Income and Comprehensive Income (Detail) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 60,749	$ 62,313	$ 251,296	$ 250,028	$ 225,261
Direct Advertising Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	56,472	58,697	236,054	235,544	212,585
General and Administrative Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	1,107	1,281	4,996	4,416	4,134
Corporate Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 3,170	$ 2,335	$ 10,246	$ 10,068	$ 8,542